Financial information by segments	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Financial information by segments

22.	Financial information by segments

The Company analyses its information by region, due to the operational structure and the organization of its business. Information used for making decisions is based on such regions. The Company’s sales are made mainly in Mexico and the United States of America. The Mexican segment includes the plants in Mexicali, Guadalajara, Tlaxcala and San Luis Potosi. The USA segment includes the six Republic plants five of which are located in the United States (Ohio, Indiana and New York) and one in Canada (Ontario). The plant in Canada represents approximately 0% and 3% of the segment’s total sales in 2019 and 2018, respectively, of all the sales of the segment. The segments are engaged in the manufacturing and sale of long steel products intended mainly for the building and automotive industries.

	Year ended December 31, 2019
	Mexico	USA	Brazil	Eliminations between segments	Total

Net sales	$18,530,672	$7,120,360	$8,520,169	$	$34,171,201
Cost of sales	14,934,575	7,752,776	7,379,790		30,067,141

Gross profit (loss)	3,596,097	(632,416)	1,140,379		4,104,060
Administrative expenses	848,495	267,756	521,174		1,637,425
Other income (expenses), net	175,412	(71,324)	32,494		136,582
Interest income	145,729	266	0		145,995

Interest expense	3,438	(84,621)	(110,919)		137,053	(55,049)
Exchange rate gain (loss), net	628,044	(2,745)	177,314		(18,030)	784,583

Income (loss) before income taxes	2,093,313	(910,458)	298,478		155,083	1,636,416
Income taxes	3,505,015	(236,598)	7,857			3,276,274

Net income (loss) for the year	$(1,411,702)	$(673,860)	$290,621		$155,083	$(1,639,858)

Depreciation and amortization	$577,048	$260,760	$270,821			$1,108,629

Total assets	34,761,662	8,419,771	6,002,701		$(3,343,456)	45,840,678

Total liabilities	9,079,632	4,219,817	3,274,908		(3,343,456)	13,230,901

Acquisitions of property, plant and equipment	785,818	278,467	207,135			1,271,420
	Year ended December 31, 2018
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$20,507,794	$9,246,444	$5,924,015	$		$35,678,253
Cost of sales	15,715,761	9,294,352	5,553,202			30,563,315

Gross profit (loss)	4,792,033	(47,908)	370,813			5,114,938
Administrative expenses	592,218	267,905	219,889			1,080,012
Other income (expenses), net	11,367	3,685				15,052
Interest income	307,279	5,542				312,821
Interest expense	52,226	(99,985)	(103,141)		134,389	(16,511)
Exchange rate gain (loss), net	445,289	7,522	(602,747)		3,040	(146,896)

Income (loss) before income taxes	5,015,976	(399,049)	(554,964)		137,429	4,199,392
Income taxes	905,482	7,145	(160,165)			752,462

Net income (loss) for the year	$4,110,494	$(406,194)	$(394,799)		$137,429	$3,446,930

Depreciation and amortization	$587,407	$268,635	$256,376			$1,112,418

Total assets	40,617,874	10,181,967	6,733,362		$(8,679,380)	48,853,823

Total liabilities	8,458,465	10,815,692	2,750,043		(8,679,380)	13,344,820

Acquisitions of property, plant and equipment	1,552,587	433,154	8,724			1,994,465
	Year ended December 31, 2017
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$17,125,369	$8,370,999	$3,204,082	$		$28,700,450
Cost of sales	13,340,648	7,814,180	2,839,698			23,994,526

Gross profit (loss)	3,784,721	556,819	364,384			4,705,924

Administrative expenses	(753,676)	(257,001)	(228,266)			(1,238,943)
Other income (expenses), net	(98,915)	105,849				6,934
Interest income	252,074	217				252,291

Interest expense	(7,459)	(50,962)	(65,186)	$69,203	(54,404)
Exchange rate gain (loss), net	(1,291,909)	(26,256)	1,861	661,942	(654,362)

Income (loss) before income taxes	1,884,836	328,666	72,793	731,145	3,017,440

Income taxes	786,902	322,444	13,463		1,122,809

Net income (loss) for the year	$1,097,934	$6,222	$59,330	$731,145	$1,894,631

Other information:
Depreciation and amortization	$677,665	$538,699	$249,395		$1,465,759

Total assets	32,878,144	10,548,895	5,356,860	$(2,807,367)	45,976,532

Total liabilities	1,134,438	10,760,999	2,570,925	(2,807,367)	11,658,995

Acquisitions of property, plant and equipment	2,394,541	622,785	22,175		3,039,501

Information on products:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7

Light structural	$1,396,632	$1,654,720	$1,557,567
Structural	3,304,178	2,441,079	2,232,979
Bars	2,220,264	1,575,291	1,065,731
Rebar	12,370,490	12,363,530	8,931,862
Flat rebar	1,833,576	2,271,347	1,552,578
Hot rolled bars	8,226,613	9,549,286	8,594,130
Cold drawn bars	3,102,544	3,779,385	3,370,150
Others	1,716,904	2,043,615	1,395,453
	$34,171,201	$35,678,253	$28,700,450

Information about geographical areas:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7

Mexico	$17,873,633	$20,421,529	$16,712,874
USA	7,544,078	8,975,585	8,333,259
Brazil	8,500,592	5,932,297	3,214,117
Canada	175,686	267,606	370,803
Latin America	60,672	60,578	30,173
Other (Europe and Asia)	16,540	20,658	39,224
	$34,171,201	$35,678,253	$28,700,450